Deutsche Investment Management Americas Inc.
                                    Two International Place
                                    Boston, MA 02110

                                    December 6, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549



RE: DWS California Tax-Free Income Fund and DWS New York Tax-Free Income Fund (the "Funds"), each a series of DWS State Tax-Free Income Series (the "Trust"); (Reg. Nos. 2-81549 and 811-3657)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 44 to the Trust's Registration Statement on Form N-1A (the "Amendment"), do not differ from those contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 30, 2007.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

                                    Very truly yours,


                                    /a/Laura McCollum
                                    Laura McCollum, Esq.
                                    Vice President and Counsel
                                    Deutsche Investment Management Americas Inc.


amk

cc:      Byron Hittle, Esq., Vedder, Price, Kaufman & Kammholz, P.C.